Investments and Fair Value Measurements	12 Months Ended
Apr. 02, 2016
Investments and Fair Value Measurements [Abstract]
INVESTMENTS AND FAIR VALUE MEASUREMENTS
INVESTMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Investments

The following is a summary of cash equivalents and available-for-sale securities as of April 2, 2016 and March 28, 2015 (in thousands):

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
April 2, 2016
U.S. government/agency securities	$149,874	$19	$(1)	$149,892
Auction rate securities	2,150	—	(350)	1,800
Corporate debt	45,510	—	—	45,510
Money market funds	146,779	—	—	146,779
	$344,313	$19	$(351)	$343,981
March 28, 2015
U.S. government/agency securities	$197,516	$8	$(17)	$197,507
Auction rate securities	2,150	—	(400)	1,750
Corporate debt	43,164	—	(17)	43,147
Marketable equity securities	1,594	6,581	—	8,175
Money market funds	48,961	—	—	48,961
	$293,385	$6,589	$(434)	$299,540

The estimated fair value of available-for-sale securities was based on the prevailing market values on April 2, 2016 and March 28, 2015. The Company determines the cost of an investment sold based on the specific identification method.

There were $10.0 million of gross realized gains and insignificant gross realized losses recognized on available-for-sale securities for fiscal 2016. The gross realized gains and losses recognized on available-for-sale securities for fiscal 2015 were insignificant.

Unrealized losses on available-for-sale investments in a continuous loss position for fewer than 12 months as of April 2, 2016 and as of March 28, 2015 were insignificant. Unrealized losses on available-for-sale investments in a continuous loss position for 12 months or greater were $0.4 million as of April 2, 2016. There were no available-for-sale investments in a continuous unrealized loss position for 12 months or greater as of March 28, 2015.

The aggregate amount of available-for-sale securities in an unrealized loss position at April 2, 2016 was $55.6 million with $0.4 million in unrealized losses. The aggregate amount of available-for-sale securities in an unrealized loss position at March 28, 2015 was $112.9 million with $0.4 million in unrealized losses.

The expected maturity distribution of cash equivalents and available-for-sale debt securities is as follows (in thousands):

	April 2, 2016		March 28, 2015
	Cost	Estimated Fair Value	Cost	Estimated Fair Value
Due in less than one year	$342,163	$342,181	$289,641	$289,615
Due after ten years	2,150	1,800	2,150	1,750
Total investments in debt securities	$344,313	$343,981	$291,791	$291,365

Other Investments

On August 4, 2015, Qorvo's wholly-owned subsidiary, TriQuint, invested $25.0 million to acquire shares of Series F Preferred Stock of Cavendish Kinetics Limited, a private limited company incorporated in England and Wales. This investment was accounted for as a cost method investment and classified in "Long-term investments" on the Company's Consolidated Balance Sheet as of April 2, 2016. No impairment was recognized on the Company's cost-method investment during fiscal 2016.

Fair Value of Financial Instruments

The Company measures the fair value of its marketable securities, which are comprised of U.S. government/agency securities, corporate debt, marketable equity securities, auction rate securities (ARS), and money market funds. Marketable securities are reported in "Cash and cash equivalents", "Short-term investments" and "Long-term investments" on the Company’s Consolidated Balance Sheets and are recorded at fair value and the related unrealized gains and losses are included in "Accumulated other comprehensive loss," a component of stockholders’ equity, net of tax.

Recurring Fair Value Measurements

The fair value of the financial assets measured at fair value on a recurring basis was determined using the following levels of inputs as of April 2, 2016 and March 28, 2015 (in thousands):

	Total	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
April 2, 2016
Assets:
Available-for-sale securities
U.S. government/agency securities	$149,892	$149,892	$—
Auction rate securities (1)	1,800	—	1,800
Corporate debt (2)	45,510	—	45,510
Money market funds	146,779	146,779	—
Total available-for-sale securities	343,981	296,671	47,310
Invested funds in deferred compensation plan (3)	6,468	6,468	—
Total assets measured at fair value:	$350,449	$303,139	$47,310
Liabilities:
Deferred compensation plan obligation (3)	6,468	6,468	—
Total liabilities measured at fair value:	$6,468	$6,468	$—

March 28, 2015
Assets:
Available for-sale securities
U.S. government/agency securities	$197,507	$197,507	$—
Auction rate securities (1)	1,750	—	1,750
Corporate debt (2)	43,147	—	43,147
Marketable equity securities	8,175	8,175	—
Money market funds	48,961	48,961	—
Total available-for-sale securities	299,540	254,643	44,897
Invested funds in deferred compensation plan (3)	8,614	8,614	—
Total assets measured at fair value:	$308,154	$263,257	$44,897
Liabilities:
Deferred compensation plan obligation (3)	8,614	8,614	—
Total liabilities measured at fair value:	$8,614	$8,614	$—

(1) ARS are debt instruments with interest rates that reset through periodic short-term auctions. The Company's Level 2 ARS are valued based on quoted prices for identical or similar instruments in markets that are not active.
(2) Corporate debt includes corporate bonds and commercial paper which are valued using observable market prices for identical securities that are traded in less active markets.
(3) The non-qualified deferred compensation plan provides eligible employees and members of the Board of Directors with the opportunity to defer a specified percentage of their cash compensation. The Company includes the asset deferred by the participants in the “Other current assets” and “Other non-current assets” line items of its Consolidated Balance Sheets and the Company's obligation to deliver the deferred compensation in the "Other current liabilities" and “Other long-term liabilities” line items of its Consolidated Balance Sheets.

As of April 2, 2016 and March 28, 2015, the Company did not have any Level 3 assets or liabilities.

Nonrecurring Fair Value Measurements

The Company's non-financial assets, such as intangible assets and property and equipment, are measured at fair value when there is an indicator of impairment, and recorded at fair value only when an impairment charge is recognized (see Note 6 for an IPRD impairment charge recorded in the fourth quarter of fiscal 2014).

The Company's Consolidated Balance Sheet as of March 28, 2015, includes non-financial assets and liabilities measured at fair value as a result of the Business Combination (see Note 5).

Other Fair Value Disclosures

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and other accrued liabilities approximate fair values because of the relatively short-term maturities of these instruments. See Note 7 for the fair value of the Company's long-term debt.